Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Total
As of January 1, 2023	93,158	167	93,325
Additions, net	71,315	957	72,272
Depreciation	(38,650)	(398)	(39,048)
As of December 31, 2023	125,823	726	126,549
Additions, net	52,598	567	53,165
Depreciation	(48,638)	(480)	(49,118)
Impairment loss	(706)	—	(706)
As of December 31, 2024	129,077	813	129,890

Schedule of impairment loss recognized for right-of-use vessels

	As of December 31, 2024
Right-of-use vessel	Impairment loss	Recoverable amount
GasLog Sydney	(706)	47,228
Total	(706)	47,228

Schedule of analysis of lease liabilities

	Lease Liabilities
	2023	2024
As of January 1,	62,569	93,908
Additions, net	54,442	47,548
Interest expense on leases (Note 13)	3,785	4,662
Payments	(26,888)	(38,525)
As of December 31,	93,908	107,593
Lease liabilities—current portion	28,831	42,741
Lease liabilities—non-current portion	65,077	64,852
Total	93,908	107,593